Initial Public Offering (Details) - Brilliant Acquisition Corp [Member] - $ / shares	1 Months Ended
	Jun. 30, 2020	Jun. 30, 2022	Dec. 31, 2021
Public Warrant [Member]
Initial Public Offering (Details) [Line Items]
Exercise price		$ 11.5	$ 11.5
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Shares issued (in Shares)		4,000,000	4,000,000
Price per unit		$ 10	$ 10
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Price per unit	$ 10
Additional purchase units (in Shares)	600,000